ACCRUALS AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2026
ACCRUALS AND OTHER PAYABLES
ACCRUALS AND OTHER PAYABLES

8. ACCRUALS AND OTHER PAYABLES

	As of
	June 30, 2026	December 31, 2025
Accrued research and development expenses	$2,528	$3,715
Employee salaries and benefits	3,273	2,778
Accrued legal expenses	1,812	1,595
Accrued other administrative expenses	3,515	5,530
Accounts Payable	4,640	3,205
Total accruals and other payables	$15,768	$16,823